N-2 - USD ($)					1 Months Ended		3 Months Ended										9 Months Ended	12 Months Ended
		Nov. 08, 2024	Nov. 05, 2024		Nov. 05, 2024		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cover [Abstract]
Entity Central Index Key		0001495222
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Oxford Lane Capital Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder transaction expenses:
Sales load (as a percentage of offering price)	—	(1)
Offering expenses borne by us (as a percentage of offering price)	—	(2)
Distribution reinvestment plan expenses	—	(3)
Total stockholder transaction expenses (as a percentage of offering price)	—

Sales Load [Percent]	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]
Other Transaction Expenses [Percent]
Annual Expenses [Table Text Block]

Annual expenses (estimated as a percentage of net assets attributable to common stock):
Base management fee	2.69	%(4)(5)
Incentive fees payable under our investment advisory agreement (20% of pre incentive fee net investment income)	3.68	%(4)(6)
Interest payments on borrowed funds	1.99	%(7)(8)
Other expenses	0.53	%(9)
Total annual expenses	8.89	%(10)

Management Fees [Percent]	[3],[4]	2.69%
Interest Expenses on Borrowings [Percent]	[5],[6]	1.99%
Distribution/Servicing Fees [Percent]	[7]
Incentive Fees [Percent]	[3],[8]	3.68%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[9]	0.53%
Total Annual Expenses [Percent]	[10]	8.89%
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$87	$251	$403	$734

The example and the expenses in the tables above should not be considered as a representation of our future expenses, and actual expenses may be greater or less than those shown. While the example assumes, as required by the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. The incentive fee under the Investment Advisory Agreement, which, assuming a 5.0% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, is included in the example. Also, while the example assumes reinvestment of all distributions at net asset value, participants in our distribution reinvestment plan will receive a number of shares of our common stock, determined by dividing the total dollar amount of the distribution payable to a participant by the market price per share of our common stock at the close of trading on the distribution payment date, which may be at, above or below net asset value. See “Distribution Reinvestment Plan” in this prospectus for additional information regarding our distribution reinvestment plan.

Expense Example, Year 01		$ 87
Expense Example, Years 1 to 3		251
Expense Example, Years 1 to 5		403
Expense Example, Years 1 to 10		$ 734
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us” or “Oxford Lane Capital,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in Oxford Lane Capital Corp.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		“Other expenses” ($9.6 million) are estimated for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of

Oxford Lane Capital, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets. See “Investment Advisory Agreement” for additional information. Based on our current business plan, we anticipate that substantially all of the net proceeds of this offering will be invested within three months depending on the availability of investment opportunities that are consistent with our investment objective and other market conditions. We expect that it will take approximately one to three months to invest all of the proceeds of this offering, in part because equity and junior debt investments in CLO vehicles require substantial due diligence prior to investment.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
Year
8.50% Series 2017 Term Preferred Shares(5)
2015	$15,811,250	2.47	$25	$1.03

7.50% Series 2023 Term Preferred Shares(8)(10)
2021	$57,034,875	2.88	$25	$0.97
2020	$60,400,025	2.01	$25	$1.01
2019	$90,400,025	2.73	$25	$1.01
2018	$90,400,025	2.41	$25	$1.02
2017	$90,400,025	2.59	$25	$1.01
2016	$90,638,450	1.91	$25	$0.97
2015	$73,869,250	2.47	$25	$0.98

8.125% Series 2024 Term Preferred Shares(7)
2017	$50,504,475	2.59	$25	$1.02
2016	$50,539,775	1.91	$25	$1.00
2015	$60,687,500	2.47	$25	$1.01

6.75% Series 2024 Term Preferred Shares(6)(8)
2024	$68,125,375	3.39	$25	$0.99
2023	$68,125,375	2.60	$25	$1.00
2022	$68,125,375	3.21	$25	$1.01
2021	$68,125,375	2.88	$25	$0.94
2020	$68,235,375	2.01	$25	$1.01
2019	$68,235,375	2.73	$25	$1.02
2018	$68,235,375	2.41	$25	$1.01

6.25% Series 2027 Term Preferred Shares(8)
2025 (as of December 31, 2024)	$88,120,150	4.49	$25	$0.95
2024	$88,120,150	3.39	$25	$0.92
2023	$88,120,150	2.60	$25	$0.93
2022	$88,120,150	3.21	$25	$1.00
2021	$88,120,150	2.88	$25	$0.89
2020	$91,600,000	2.01	$25	$0.89

6.00% Series 2029 Term Preferred Shares
2025 (as of December 31, 2024)	$67,172,500	4.49	$25	$0.90
2024	$67,172,500	3.39	$25	$0.87
2023	$67,172,500	2.60	$25	$0.90
2022	$67,172,500	3.21	$25	$1.00

	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
7.125% Series 2029 Term Preferred Shares
2025 (as of December 31, 2024)	$63,750,000	4.49	$25	$0.96
2024	$63,750,000	3.39	$25	$0.93
2023	$63,750,000	2.60	$25	$0.93

Repurchase Agreement(9)
2020	$40,000,000	2.01	N/A	N/A
2019	$42,493,500	2.73	N/A	N/A
2018	$42,493,500	2.41	N/A	N/A

6.75% Unsecured Notes due 2031
2025 (as of December 31, 2024)	$100,000,000	4.49	$25	$0.96
2024	$100,000,000	3.39	$25	$0.93
2023	$100,000,000	2.60	$25	$0.96
2022	$100,000,000	3.21	$25	$1.04
2021	$100,000,000	2.88	$25	$1.00

5.00% Unsecured Notes due 2027
2025 (as of December 31, 2024)	$100,000,000	4.49	$25	$0.94
2024	$100,000,000	3.39	$25	$0.91
2023	$100,000,000	2.60	$25	$0.92
2022	$100,000,000	3.21	$25	$0.99

8.75% Unsecured Notes due 2030
2025 (as of December 31, 2024)	$115,000,000	4.49	$25	$1.03

(1)       Total amount of each class of senior securities outstanding at the end of the period presented.

(2)       Asset coverage per unit is the ratio of the carrying value of the Company’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred Shares, the Notes and the previously terminated Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) in accordance with section 18(h) of the 1940 Act. With respect to the Term Preferred Shares, the asset coverage per unit is expressed in terms of a ratio per share of outstanding Term Preferred Shares (when expressing in terms of dollar amounts per share, the asset coverage ratio per unit is multiplied by the involuntary liquidation preference per unit of $25). With respect to the MRA, the asset coverage ratio per unit is expressed in terms of a ratio per unit of outstanding (when expressing in terms of dollar amounts per share, the asset coverage per unit is multiplied by $1,000 per principal amount).

(3)       The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period and dividing it by $25 per share to determine a unit price per share consistent with Asset Coverage Per Unit. With respect to the MRA, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

(5)       On July 24, 2015, the Company redeemed all issued and outstanding 8.50% Series 2017 Term Preferred Shares at the term redemption price.

(6)       On July 1, 2024, the Company redeemed all issued and outstanding 6.75% Series 2024 Term Preferred Shares issued at the term redemption price.

(7)       On July 14, 2017, the Company redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.

(8)       On May 21, 2020, the Company’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of the Company’s 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. For the year ended March 31, 2021, the Company repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.

(9)       On May 15, 2020, the Company elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Company repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.

(10)     On April 15, 2021, the Company redeemed all of the issued and outstanding 7.50% Series 2023 Term Preferred Stock at the term redemption price.

Senior Securities, Note [Text Block]

SENIOR SECURITIES

Information about our senior securities is shown in the following tables as of the nine months ended December 31, 2024 and fiscal years ended March 31, 2024, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, and 2015:

	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
Year
8.50% Series 2017 Term Preferred Shares(5)
2015	$15,811,250	2.47	$25	$1.03

7.50% Series 2023 Term Preferred Shares(8)(10)
2021	$57,034,875	2.88	$25	$0.97
2020	$60,400,025	2.01	$25	$1.01
2019	$90,400,025	2.73	$25	$1.01
2018	$90,400,025	2.41	$25	$1.02
2017	$90,400,025	2.59	$25	$1.01
2016	$90,638,450	1.91	$25	$0.97
2015	$73,869,250	2.47	$25	$0.98

8.125% Series 2024 Term Preferred Shares(7)
2017	$50,504,475	2.59	$25	$1.02
2016	$50,539,775	1.91	$25	$1.00
2015	$60,687,500	2.47	$25	$1.01

6.75% Series 2024 Term Preferred Shares(6)(8)
2024	$68,125,375	3.39	$25	$0.99
2023	$68,125,375	2.60	$25	$1.00
2022	$68,125,375	3.21	$25	$1.01
2021	$68,125,375	2.88	$25	$0.94
2020	$68,235,375	2.01	$25	$1.01
2019	$68,235,375	2.73	$25	$1.02
2018	$68,235,375	2.41	$25	$1.01

6.25% Series 2027 Term Preferred Shares(8)
2025 (as of December 31, 2024)	$88,120,150	4.49	$25	$0.95
2024	$88,120,150	3.39	$25	$0.92
2023	$88,120,150	2.60	$25	$0.93
2022	$88,120,150	3.21	$25	$1.00
2021	$88,120,150	2.88	$25	$0.89
2020	$91,600,000	2.01	$25	$0.89

6.00% Series 2029 Term Preferred Shares
2025 (as of December 31, 2024)	$67,172,500	4.49	$25	$0.90
2024	$67,172,500	3.39	$25	$0.87
2023	$67,172,500	2.60	$25	$0.90
2022	$67,172,500	3.21	$25	$1.00

	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)
7.125% Series 2029 Term Preferred Shares
2025 (as of December 31, 2024)	$63,750,000	4.49	$25	$0.96
2024	$63,750,000	3.39	$25	$0.93
2023	$63,750,000	2.60	$25	$0.93

Repurchase Agreement(9)
2020	$40,000,000	2.01	N/A	N/A
2019	$42,493,500	2.73	N/A	N/A
2018	$42,493,500	2.41	N/A	N/A

6.75% Unsecured Notes due 2031
2025 (as of December 31, 2024)	$100,000,000	4.49	$25	$0.96
2024	$100,000,000	3.39	$25	$0.93
2023	$100,000,000	2.60	$25	$0.96
2022	$100,000,000	3.21	$25	$1.04
2021	$100,000,000	2.88	$25	$1.00

5.00% Unsecured Notes due 2027
2025 (as of December 31, 2024)	$100,000,000	4.49	$25	$0.94
2024	$100,000,000	3.39	$25	$0.91
2023	$100,000,000	2.60	$25	$0.92
2022	$100,000,000	3.21	$25	$0.99

8.75% Unsecured Notes due 2030
2025 (as of December 31, 2024)	$115,000,000	4.49	$25	$1.03

(1)       Total amount of each class of senior securities outstanding at the end of the period presented.

(2)       Asset coverage per unit is the ratio of the carrying value of the Company’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred Shares, the Notes and the previously terminated Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) in accordance with section 18(h) of the 1940 Act. With respect to the Term Preferred Shares, the asset coverage per unit is expressed in terms of a ratio per share of outstanding Term Preferred Shares (when expressing in terms of dollar amounts per share, the asset coverage ratio per unit is multiplied by the involuntary liquidation preference per unit of $25). With respect to the MRA, the asset coverage ratio per unit is expressed in terms of a ratio per unit of outstanding (when expressing in terms of dollar amounts per share, the asset coverage per unit is multiplied by $1,000 per principal amount).

(3)       The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period and dividing it by $25 per share to determine a unit price per share consistent with Asset Coverage Per Unit. With respect to the MRA, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

(5)       On July 24, 2015, the Company redeemed all issued and outstanding 8.50% Series 2017 Term Preferred Shares at the term redemption price.

(6)       On July 1, 2024, the Company redeemed all issued and outstanding 6.75% Series 2024 Term Preferred Shares issued at the term redemption price.

(7)       On July 14, 2017, the Company redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.

(8)       On May 21, 2020, the Company’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of the Company’s 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. For the year ended March 31, 2021, the Company repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.

(9)       On May 15, 2020, the Company elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Company repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.

(10)     On April 15, 2021, the Company redeemed all of the issued and outstanding 7.50% Series 2023 Term Preferred Stock at the term redemption price.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Focus

Our investment objective is to maximize our portfolio’s risk-adjusted total return. Our current focus is to seek that return by investing in structured finance investments, specifically the equity and junior debt tranches of CLO vehicles, which are collateralized primarily by a diverse portfolio of Senior Loans, and which generally have very little or no exposure to real estate loans, or mortgage loans or to pools of consumer-based debt, such as credit card receivables or auto loans. As of September 30, 2024, we held equity investments in 221 different CLO structures and debt investments in 19 different CLO structures. Our investment strategy also includes investing in warehouse facilities, which are financing structures intended to aggregate Senior Loans that may be used to form the basis of a CLO vehicle. We may also invest, on an opportunistic basis, in a variety of other types of corporate credits.

The CLO investments we currently hold in our portfolio generally represent either a residual economic interest, in the case of an equity tranche, or a debt investment collateralized by a portfolio of Senior Loans and other CLO Assets. The value of our CLO investments generally depend on both the quality and nature of the underlying portfolio it references and also on the specific structural characteristics of the CLO itself.

Risk Factors [Table Text Block]

SUPPLEMENTARY RISK FACTORS

Investing in our Notes involves a number of significant risks. Before you invest in our Notes, you should be aware of various risks, including those described below and those set forth in the accompanying prospectus, as well as those risks described in any documents incorporated by reference in this prospectus supplement and the accompanying prospectus. You should carefully consider these risk factors, together with all of the other information included in this prospectus supplement and the accompanying prospectus, including the documents incorporated by reference in this prospectus supplement and the accompanying prospectus, before you decide whether to make an investment in our Notes. The risks set out below are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur, our business, financial condition, results of operations and cash flows could be materially and adversely affected, and consequently, our ability to repay principal and pay interest on the Notes could be materially affected. In such case, our net asset value and the trading price of our securities could decline, and you may lose all or part of your investment.

Risks Related to the Notes

The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we may incur in the future and rank pari passu with, which means equal to, all outstanding and future unsecured unsubordinated indebtedness issued by us and our general liabilities.

The Notes will not be secured by any of our assets or any of the assets of our future subsidiaries, if any. As a result, the Notes will be effectively subordinated to all of our future secured indebtedness, if any (including any indebtedness that is initially unsecured as to which we subsequently grant security), to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our future secured indebtedness may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes.

The Notes will rank pari passu with, which means equal to, all outstanding and future unsecured unsubordinated indebtedness issued by us, including the 2031 Notes, of which we had $100.0 million outstanding as of December 31, 2024, the 2027 Notes, of which we had $100.0 million outstanding as of December 31, 2024, and the 2030 Notes, of which we had $115.0 million outstanding as of December 31, 2024. The Notes will also rank pari passu with our general liabilities, which consist of trade and other payables, including temporary indebtedness resulting from securities purchases that have not yet settled, any outstanding dividend payable, base and incentive management fees payable, interest and debt fees payable, vendor payables and accrued expenses such as auditor fees, legal fees and director fees. In total, these general liabilities were approximately $149.5 million as of December 31, 2024.

The Notes will be structurally subordinated to the indebtedness and other liabilities of our future subsidiaries, if any.

The Notes will be obligations exclusively of Oxford Lane Capital Corp., and not of any of our future subsidiaries, if any. None of our future subsidiaries will be a guarantor of the Notes and the Notes will not be required to be guaranteed by any subsidiary we may acquire or create in the future. Any assets of our subsidiaries will not be directly available to satisfy the claims of our creditors, including holders of the Notes. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors of our subsidiaries will have priority over our equity interests in such entities (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such entities. Even if we are recognized as a creditor of one or more of these entities, our claims would still be effectively subordinated to any security interests in the assets of any such entity and to any indebtedness or other liabilities of any such entity senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities of any of our future subsidiaries. In addition, our future subsidiaries, if any, may incur substantial indebtedness in the future, all of which would be structurally senior to the Notes. Structural subordination means that creditors of a parent entity are subordinate to creditors of a subsidiary entity with respect to the subsidiary’s assets.

The indenture under which the Notes will be issued will contain limited protections for holders of the Notes.

The indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our future subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have a material adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our future subsidiaries’ ability to:

•        issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries or the portfolio companies with respect to which we hold an equity investment that would be senior to our equity interests in those entities and therefore rank structurally senior to the Notes with respect to the assets of these entities, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect, in each case, to any exemptive relief granted to us by the SEC. Currently, these provisions generally prohibit us from making additional borrowings, including through the issuance of additional debt or the sale of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 300% after such borrowings;

•        pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes, including subordinated indebtedness, in each case other than dividends, purchases, redemptions or payments that would cause our asset coverage to fall below the threshold specified in Section 18(a)(1)(B) of the 1940 Act or any successor provisions, giving effect to (i) any exemptive relief granted to us by the SEC and (ii) no-action relief granted by the SEC to another registered closed-end management investment company (or to us if we determine to seek such similar no-action or other relief) permitting such company to declare any cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) of the 1940 Act in order to maintain the company’s status as a RIC under Subchapter M of the Code. These provisions generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage, as defined in the 1940 Act, is below 300% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution or purchase;

•        sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•        enter into transactions with affiliates;

•        create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•        make investments; or

•        create restrictions on the payment of dividends or other amounts to us from our subsidiaries. In addition, the indenture (as defined under the caption “Description of the Notes”) will not require us to offer to purchase the Notes in connection with a change of control or any other event.

Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, if any, as they do not require that we adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.

Other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. For example, the indenture under which the Notes are issued does not contain cross-default provisions. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.

Our amount of debt outstanding will increase as a result of this offering. Our future indebtedness could adversely affect our business, financial condition, results of operations, and ability to meet our payment obligations under the Notes and our other debt.

The use of debt could have significant consequences on our future operations, including:

•        making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding indebtedness;

•        resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our financing arrangements, which event of default could result in substantially all of our debt becoming immediately due and payable;

•        reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;

•        subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates, including borrowings under our financing arrangements; and

•        limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.

Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.

Our ability to meet our payment and other obligations under our financing arrangements depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under our financing arrangements or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes and our other future debt and to fund other liquidity needs. If we are not able to generate sufficient cash flow to service our debt obligations, we may need to refinance or restructure our debt, including the Notes, sell assets, reduce or delay capital investments, or seek to raise additional capital. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes and our other debt.

There is no existing trading market for the Notes, and, even if the NASDAQ Global Select Market approves the listing of the Notes, an active trading market for the Notes may not develop, which could adversely impact the market price of the Notes or limit your ability to sell the Notes.

The Notes will be a new issue of debt securities for which there initially will not be a trading market. We intend to list the Notes on the NASDAQ Global Select Market within 30 days of the original issue date under the symbol “OXLCG.” However, there is no assurance that the Notes will be approved for listing on the NASDAQ Global Select Market.

Moreover, even if the listing of the Notes is approved, we cannot provide any assurances that an active trading market will develop or be maintained for the Notes or that you will be able to sell your Notes. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. The underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion.

Accordingly, we cannot assure you that the Notes will be approved for listing on the NASDAQ Global Select Market, that a liquid trading market will develop or be maintained for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

We may choose to redeem the Notes when prevailing interest rates are relatively low.

On or after February 28, 2030 we may choose to redeem the Notes from time to time, especially when prevailing interest rates are lower than the rate borne by the Notes. If prevailing rates are lower at the time of redemption, you would not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the interest rate on the Notes being redeemed. Our redemption right also may adversely impact your ability to sell the Notes as the optional redemption date or period approaches.

An increase in market interest rates could result in a decrease in the market value of the Notes.

The condition of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes. In general, as market interest rates rise, debt securities bearing interest at fixed rates of interest decline in value. Consequently, if you purchase Notes bearing interest at fixed rates and market interest rates increase, the market values of those Notes may decline. We cannot predict the future level of market interest rates.

We may be unable to invest a significant portion of the net proceeds from this offering, which could adversely impact our financial condition and operating results.

Delays in investing the net proceeds raised in this offering may cause our performance to be worse than that of other fully invested investors pursuing comparable investment strategies. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return, even if we are able to timely invest the proceeds of this offering. We may be unable to invest the net proceeds of this offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results. We anticipate that, depending on market conditions and the amount of the capital, substantially all of the net proceeds from this offering will be used within approximately three to six months from the consummation of such offering, depending on the availability of appropriate investment opportunities consistent with our investment objective and market conditions. During this period, we will invest the capital primarily in cash, cash equivalents, U.S. government securities or high-quality debt securities maturing in one year or less from the time of investment. These securities may earn yields substantially lower than the income that we anticipate receiving once we are fully invested in accordance with our investment objective.

If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.

Any default under the agreements governing our indebtedness, including a default under any future credit facility or other indebtedness to which we may be a party that is not waived by the required lenders, and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness, including the Notes. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lender under any future credit facility or other debt we may incur in the future could elect to terminate its commitment, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. In addition, any such default may constitute a default under the Notes, which could further limit our ability to repay our debt, including the Notes. If our operating performance declines, we may in the future need to seek to obtain waivers from the lender under debt that we may incur in the future (for example, under a credit facility) to avoid being in default. If we breach our covenants under such debt and seek a waiver, we may not be able to obtain a waiver from the required lenders. If this occurs, we would be in default under the debt, the lender could exercise its rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations could proceed against the collateral securing the debt. Because any future credit facilities will likely have customary cross-default provisions, if the indebtedness under the Notes or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Notes, if any, could cause the liquidity or market value of the Notes to decline significantly.

Our credit ratings, if any, are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are paid for by the issuer and are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. An explanation of the significance of ratings may be obtained from the rating agency. Generally, rating agencies base their ratings on such material and information, and such of their own investigations, studies and assumptions, as they deem appropriate. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of Notes of any changes in our credit ratings. There can be no assurance that our credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agency if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in our company, so warrant.

RISK FACTORS

Investing in our securities involves a high degree of risk. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Principal Risks” in our most recent Annual Report on Form N-CSR for the fiscal year ended March 31, 2024, filed with the SEC on May 17, 2024 and our most recent Semi-Annual Report on Form N-CSR for the six months ended September 30, 2024, filed with the SEC on November 1, 2024, as such principal risks may be supplemented from time to time, which is incorporated by reference herein. The specific risks applicable to a particular offering of Securities will be set forth in the related prospectus supplement.

Effects of Leverage [Text Block]

Leverage by the Company

We may use leverage as and to the extent permitted by the 1940 Act. We are permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. Instruments that create leverage are generally considered to be senior securities under the 1940 Act. Under the 1940 Act, we are only permitted to incur additional indebtedness to the extent our asset coverage, as defined under the 1940 Act, is at least 300% immediately after each such borrowing. With respect to our outstanding preferred stock, we will generally be required to meet an asset coverage ratio, as defined under the 1940 Act, of at least 200% immediately after each issuance of such preferred stock. In addition, our Articles Supplementary for the Term Preferred Shares prohibit us from declaring a common stock distribution if, at the time of declaration, our asset coverage ratio is not at least 200% after deducting the amount of such distribution. If we do not meet these asset coverage requirements, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness or redeem outstanding shares of preferred stock, in each case at a time when doing so may be disadvantageous. See “Regulation as a Registered Closed-End Management Investment Company.”

Annual Coverage Return Rate [Percent]		200.00%
Share Price [Table Text Block]

PRICE RANGE OF COMMON STOCK

The following information is qualified by reference to, and should be read in conjunction with, the information in our most recent Annual Report on Form N-CSR for the fiscal year ended March 31, 2024, filed with the SEC on May 17, 2024 and our most recent Semi-Annual Report on Form N-CSR for the six months ended September 30, 2024, filed with the SEC on November 1, 2024, regarding the price range of our common stock, distributions and stockholders of record, which is incorporated by reference herein.

Our common stock is traded on the NASDAQ Global Select Market under the symbol “OXLC.” The following table sets forth, for each fiscal quarter during the last two fiscal years and the current fiscal year to date, the net asset value, or “NAV,” per share of our common stock, the high and low intraday sales prices for our common stock, such sales prices as a percentage of NAV per share and quarterly distributions per share.

	NAV(1)	Price Range		Premium/ (Discount) of High Sales Price to NAV(2)	Premium/ (Discount) of Low Sales Price to NAV(2)	Distributions Per Share(3)
		High	Low
Fiscal 2025
Third Quarter (through November 5, 2024)	*	5.33	5.18	*	*	$0.270
Second Quarter	4.76	5.68	5.11	19.3%	7.2%	$0.270
First Quarter	4.91	5.78	4.95	17.7%	0.8%	$0.240

Fiscal 2024
Fourth Quarter	$4.90	$5.41	$4.92	10.4%	0.4%	$0.240
Third Quarter	$4.82	$5.14	$4.41	6.6%	(8.5)%	$0.240
Second Quarter	$4.81	$5.70	$4.78	18.5%	(0.6)%	$0.240
First Quarter	$4.34	$5.39	$4.76	24.2%	9.7%	$0.225

Fiscal 2023
Fourth Quarter	$4.61	$6.27	$5.02	36.0%	8.9%	$0.225
Third Quarter	$4.63	$5.72	$4.85	23.5%	4.8%	$0.225
Second Quarter	$4.93	$6.79	$4.83	37.7%	(2.0)%	$0.225
First Quarter	$5.07	$7.32	$5.49	44.4%	8.3%	$0.225

(1)       Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.

(2)       Calculated as the respective high or low sales price divided by NAV and subtracting 1.

(3)       Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.

*         Not determinable at the time of filing.

On November 5, 2024, the last reported sales price of our common stock was $5.30 per share. As of November 5, 2024, we had 129 holders of record of our common stock.

Shares of closed-end management investment companies may trade at a market price that is less than the value of the net assets attributable to those shares. The possibility that our shares of common stock will trade at a discount from net asset value or at premiums that are unsustainable over the long term are separate and distinct from the risk that our net asset value will decrease. Since our initial public offering, shares of our common stock have traded at a discount and at a premium to the net assets attributable to those shares. As of November 5, 2024, our shares of common stock traded at a premium equal to approximately 11.3% of our net asset value per share as of September 30, 2024. It is not possible to predict whether the shares offered hereby will trade at, above, or below net asset value.

Lowest Price or Bid					$ 5.18		$ 5.11	$ 4.95	$ 4.92	$ 4.41	$ 4.78	$ 4.76	$ 5.02	$ 4.85	$ 4.83	$ 5.49
Highest Price or Bid					$ 5.33		$ 5.68	$ 5.78	$ 5.41	$ 5.14	$ 5.7	$ 5.39	$ 6.27	$ 5.72	$ 6.79	$ 7.32
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[11]					[12]	19.30%	17.70%	10.40%	6.60%	18.50%	24.20%	36.00%	23.50%	37.70%	44.40%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[11]					[12]	7.20%	0.80%	0.40%	(8.50%)	(0.60%)	9.70%	8.90%	4.80%	(2.00%)	8.30%
Share Price	[13]		$ 0.27		$ 0.27		$ 0.27	$ 0.24	$ 0.24	$ 0.24	$ 0.24	$ 0.225	$ 0.225	$ 0.225	$ 0.225	$ 0.225		$ 0.24	$ 0.225
NAV Per Share	[14]			[12]		[12]	$ 4.76	$ 4.91	$ 4.9	$ 4.82	$ 4.81	$ 4.34	$ 4.61	$ 4.63	$ 4.93	$ 5.07		$ 4.9	$ 4.61
Latest Premium (Discount) to NAV [Percent]			11.30%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STOCK

The following description is based on relevant portions of the Maryland General Corporation Law and on our Charter and Bylaws. This summary is not necessarily complete, and we refer you to the Maryland General Corporation Law and our Charter and Bylaws for a more detailed description of the provisions summarized below.

Stock

The authorized stock of Oxford Lane Capital consists of 950,000,000 shares of stock, par value $0.01 per share, 900,000,000 of which are currently designated as common stock and 50,000,000 of which are currently designated as preferred stock. Our common stock, Series 2027 Term Preferred Shares, 6.00% Series 2029 Term Preferred Shares and 7.125% Series 2029 Term Preferred Shares are traded on the NASDAQ Global Select Market under the ticker symbols “OXLC,” “OXLCP,” “OXLCO” and “OXLCN” respectively. There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans. Under Maryland law, our stockholders generally are not personally liable for our debts or obligations.

The following are our outstanding classes of securities as of November 5, 2024:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under (3)
Common Stock	900,000,000	—	345,906,253
Preferred Stock	50,000,000	—	8,761,706

Under our Charter our Board of Directors is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock without obtaining stockholder approval. As permitted by the Maryland General Corporation Law, our Charter provides that the Board of Directors, without any action by our stockholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.

Common Stock

All shares of our common stock have equal rights as to earnings, assets, voting, and dividends and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our Board of Directors and declared by us out of assets legally available therefor. Shares of our common stock have no preemptive, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.

Preferred Stock

Our Charter authorizes our Board of Directors to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock. The cost of any such reclassification would be borne by our existing common stockholders. Prior to issuance of shares of each class or series, the Board of Directors is required by Maryland law and by our Charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board of Directors could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. You should note, however, that any issuance of preferred stock must comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our gross assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two full years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions.

Other Security, Description [Text Block]

DESCRIPTION OF SECURITIES

This prospectus contains a summary of the common stock, preferred stock, subscription rights to purchase shares of common stock and debt securities. These summaries are not meant to be a complete description of each security. However, this prospectus and any accompanying prospectus supplement will contain the material terms and conditions for each security.

Outstanding Securities [Table Text Block]

The following are our outstanding classes of securities as of November 5, 2024:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under (3)
Common Stock	900,000,000	—	345,906,253
Preferred Stock	50,000,000	—	8,761,706

Risks Related to the Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Notes

The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness we may incur in the future and rank pari passu with, which means equal to, all outstanding and future unsecured unsubordinated indebtedness issued by us and our general liabilities.

The Notes will not be secured by any of our assets or any of the assets of our future subsidiaries, if any. As a result, the Notes will be effectively subordinated to all of our future secured indebtedness, if any (including any indebtedness that is initially unsecured as to which we subsequently grant security), to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our future secured indebtedness may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes.

The Notes will rank pari passu with, which means equal to, all outstanding and future unsecured unsubordinated indebtedness issued by us, including the 2031 Notes, of which we had $100.0 million outstanding as of December 31, 2024, the 2027 Notes, of which we had $100.0 million outstanding as of December 31, 2024, and the 2030 Notes, of which we had $115.0 million outstanding as of December 31, 2024. The Notes will also rank pari passu with our general liabilities, which consist of trade and other payables, including temporary indebtedness resulting from securities purchases that have not yet settled, any outstanding dividend payable, base and incentive management fees payable, interest and debt fees payable, vendor payables and accrued expenses such as auditor fees, legal fees and director fees. In total, these general liabilities were approximately $149.5 million as of December 31, 2024.

The Notes will be structurally subordinated to the indebtedness and other liabilities of our future subsidiaries, if any.

The Notes will be obligations exclusively of Oxford Lane Capital Corp., and not of any of our future subsidiaries, if any. None of our future subsidiaries will be a guarantor of the Notes and the Notes will not be required to be guaranteed by any subsidiary we may acquire or create in the future. Any assets of our subsidiaries will not be directly available to satisfy the claims of our creditors, including holders of the Notes. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors of our subsidiaries will have priority over our equity interests in such entities (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such entities. Even if we are recognized as a creditor of one or more of these entities, our claims would still be effectively subordinated to any security interests in the assets of any such entity and to any indebtedness or other liabilities of any such entity senior to our claims. Consequently, the Notes will be structurally subordinated to all indebtedness and other liabilities of any of our future subsidiaries. In addition, our future subsidiaries, if any, may incur substantial indebtedness in the future, all of which would be structurally senior to the Notes. Structural subordination means that creditors of a parent entity are subordinate to creditors of a subsidiary entity with respect to the subsidiary’s assets.

The indenture under which the Notes will be issued will contain limited protections for holders of the Notes.

The indenture under which the Notes will be issued offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict our or any of our future subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have a material adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our future subsidiaries’ ability to:

•        issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be equal in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the values of the assets securing such debt, (3) indebtedness of ours that is guaranteed by one or more of our subsidiaries and which therefore is structurally senior to the Notes and (4) securities, indebtedness or obligations issued or incurred by our subsidiaries or the portfolio companies with respect to which we hold an equity investment that would be senior to our equity interests in those entities and therefore rank structurally senior to the Notes with respect to the assets of these entities, in each case other than an incurrence of indebtedness or other obligation that would cause a violation of Section 18(a)(1)(A) of the 1940 Act or any successor provisions, whether or not we continue to be subject to such provisions of the 1940 Act, but giving effect, in each case, to any exemptive relief granted to us by the SEC. Currently, these provisions generally prohibit us from making additional borrowings, including through the issuance of additional debt or the sale of additional debt securities, unless our asset coverage, as defined in the 1940 Act, equals at least 300% after such borrowings;

•        pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes, including subordinated indebtedness, in each case other than dividends, purchases, redemptions or payments that would cause our asset coverage to fall below the threshold specified in Section 18(a)(1)(B) of the 1940 Act or any successor provisions, giving effect to (i) any exemptive relief granted to us by the SEC and (ii) no-action relief granted by the SEC to another registered closed-end management investment company (or to us if we determine to seek such similar no-action or other relief) permitting such company to declare any cash dividend or distribution notwithstanding the prohibition contained in Section 18(a)(1)(B) of the 1940 Act in order to maintain the company’s status as a RIC under Subchapter M of the Code. These provisions generally prohibit us from declaring any cash dividend or distribution upon any class of our capital stock, or purchasing any such capital stock if our asset coverage, as defined in the 1940 Act, is below 300% at the time of the declaration of the dividend or distribution or the purchase and after deducting the amount of such dividend, distribution or purchase;

•        sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);

•        enter into transactions with affiliates;

•        create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;

•        make investments; or

•        create restrictions on the payment of dividends or other amounts to us from our subsidiaries. In addition, the indenture (as defined under the caption “Description of the Notes”) will not require us to offer to purchase the Notes in connection with a change of control or any other event.

Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, if any, as they do not require that we adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow, or liquidity.

Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.

Other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. For example, the indenture under which the Notes are issued does not contain cross-default provisions. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.

Our amount of debt outstanding will increase as a result of this offering. Our future indebtedness could adversely affect our business, financial condition, results of operations, and ability to meet our payment obligations under the Notes and our other debt.

The use of debt could have significant consequences on our future operations, including:

•        making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding indebtedness;

•        resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our financing arrangements, which event of default could result in substantially all of our debt becoming immediately due and payable;

•        reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;

•        subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates, including borrowings under our financing arrangements; and

•        limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.

Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.

Our ability to meet our payment and other obligations under our financing arrangements depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control. We cannot assure you that our business will generate cash flow from operations, or that future borrowings will be available to us under our financing arrangements or otherwise, in an amount sufficient to enable us to meet our payment obligations under the Notes and our other future debt and to fund other liquidity needs. If we are not able to generate sufficient cash flow to service our debt obligations, we may need to refinance or restructure our debt, including the Notes, sell assets, reduce or delay capital investments, or seek to raise additional capital. If we are unable to implement one or more of these alternatives, we may not be able to meet our payment obligations under the Notes and our other debt.

There is no existing trading market for the Notes, and, even if the NASDAQ Global Select Market approves the listing of the Notes, an active trading market for the Notes may not develop, which could adversely impact the market price of the Notes or limit your ability to sell the Notes.

The Notes will be a new issue of debt securities for which there initially will not be a trading market. We intend to list the Notes on the NASDAQ Global Select Market within 30 days of the original issue date under the symbol “OXLCG.” However, there is no assurance that the Notes will be approved for listing on the NASDAQ Global Select Market.

Moreover, even if the listing of the Notes is approved, we cannot provide any assurances that an active trading market will develop or be maintained for the Notes or that you will be able to sell your Notes. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, if any, general economic conditions, our financial condition, performance and prospects and other factors. The underwriters have advised us that they intend to make a market in the Notes, but they are not obligated to do so. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion.

Accordingly, we cannot assure you that the Notes will be approved for listing on the NASDAQ Global Select Market, that a liquid trading market will develop or be maintained for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

We may choose to redeem the Notes when prevailing interest rates are relatively low.

On or after February 28, 2030 we may choose to redeem the Notes from time to time, especially when prevailing interest rates are lower than the rate borne by the Notes. If prevailing rates are lower at the time of redemption, you would not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as the interest rate on the Notes being redeemed. Our redemption right also may adversely impact your ability to sell the Notes as the optional redemption date or period approaches.

An increase in market interest rates could result in a decrease in the market value of the Notes.

The condition of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes. In general, as market interest rates rise, debt securities bearing interest at fixed rates of interest decline in value. Consequently, if you purchase Notes bearing interest at fixed rates and market interest rates increase, the market values of those Notes may decline. We cannot predict the future level of market interest rates.

We may be unable to invest a significant portion of the net proceeds from this offering, which could adversely impact our financial condition and operating results.

Delays in investing the net proceeds raised in this offering may cause our performance to be worse than that of other fully invested investors pursuing comparable investment strategies. We cannot assure you that we will be able to identify any investments that meet our investment objective or that any investment that we make will produce a positive return, even if we are able to timely invest the proceeds of this offering. We may be unable to invest the net proceeds of this offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results. We anticipate that, depending on market conditions and the amount of the capital, substantially all of the net proceeds from this offering will be used within approximately three to six months from the consummation of such offering, depending on the availability of appropriate investment opportunities consistent with our investment objective and market conditions. During this period, we will invest the capital primarily in cash, cash equivalents, U.S. government securities or high-quality debt securities maturing in one year or less from the time of investment. These securities may earn yields substantially lower than the income that we anticipate receiving once we are fully invested in accordance with our investment objective.

If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.

Any default under the agreements governing our indebtedness, including a default under any future credit facility or other indebtedness to which we may be a party that is not waived by the required lenders, and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes. If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could be in default under the terms of the agreements governing such indebtedness, including the Notes. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lender under any future credit facility or other debt we may incur in the future could elect to terminate its commitment, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation. In addition, any such default may constitute a default under the Notes, which could further limit our ability to repay our debt, including the Notes. If our operating performance declines, we may in the future need to seek to obtain waivers from the lender under debt that we may incur in the future (for example, under a credit facility) to avoid being in default. If we breach our covenants under such debt and seek a waiver, we may not be able to obtain a waiver from the required lenders. If this occurs, we would be in default under the debt, the lender could exercise its rights as described above, and we could be forced into bankruptcy or liquidation. If we are unable to repay debt, lenders having secured obligations could proceed against the collateral securing the debt. Because any future credit facilities will likely have customary cross-default provisions, if the indebtedness under the Notes or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due.

A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Notes, if any, could cause the liquidity or market value of the Notes to decline significantly.

Our credit ratings, if any, are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are paid for by the issuer and are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. An explanation of the significance of ratings may be obtained from the rating agency. Generally, rating agencies base their ratings on such material and information, and such of their own investigations, studies and assumptions, as they deem appropriate. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of Notes of any changes in our credit ratings. There can be no assurance that our credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agency if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in our company, so warrant.

8.50% Series 2017 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[15],[16]																										$ 15,811,250
Senior Securities Coverage per Unit	[15],[17]																										$ 2.47
Preferred Stock Liquidating Preference	[15],[18]																										25
Senior Securities Average Market Value per Unit	[15],[19]																										$ 1.03
7.50% Series 2023 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[20],[21]																				$ 57,034,875	$ 60,400,025	$ 90,400,025	$ 90,400,025	$ 90,400,025	$ 90,638,450	$ 73,869,250
Senior Securities Coverage per Unit	[17],[20],[21]																				$ 2.88	$ 2.01	$ 2.73	$ 2.41	$ 2.59	$ 1.91	$ 2.47
Preferred Stock Liquidating Preference	[18],[20],[21]																				25	25	25	25	25	25	25
Senior Securities Average Market Value per Unit	[19],[20],[21]																				$ 0.97	$ 1.01	$ 1.01	$ 1.02	$ 1.01	$ 0.97	$ 0.98
8.125% Series 2024 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[22]																								$ 50,504,475	$ 50,539,775	$ 60,687,500
Senior Securities Coverage per Unit	[17],[22]																								$ 2.59	$ 1.91	$ 2.47
Preferred Stock Liquidating Preference	[18],[22]																								25	25	25
Senior Securities Average Market Value per Unit	[19],[22]																								$ 1.02	$ 1	$ 1.01
6.75% Series 2024 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[21],[23]								$ 68,125,375				$ 68,125,375					$ 68,125,375	$ 68,125,375	$ 68,125,375	$ 68,125,375	$ 68,235,375	$ 68,235,375	$ 68,235,375
Senior Securities Coverage per Unit	[17],[21],[23]								$ 3.39				$ 2.6					$ 3.39	$ 2.6	$ 3.21	$ 2.88	$ 2.01	$ 2.73	$ 2.41
Preferred Stock Liquidating Preference	[18],[21],[23]								$ 25				$ 25					25	25	25	25	25	25	25
Senior Securities Average Market Value per Unit	[19],[21],[23]																	$ 0.99	$ 1	$ 1.01	$ 0.94	$ 1.01	$ 1.02	$ 1.01
6.25% Series 2027 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[21]								$ 88,120,150				$ 88,120,150				$ 88,120,150	$ 88,120,150	$ 88,120,150	$ 88,120,150	$ 88,120,150	$ 91,600,000
Senior Securities Coverage per Unit	[17],[21]								$ 3.39				$ 2.6				$ 4.49	$ 3.39	$ 2.6	$ 3.21	$ 2.88	$ 2.01
Preferred Stock Liquidating Preference	[18],[21]								$ 25				$ 25				25	25	25	25	25	25
Senior Securities Average Market Value per Unit	[19],[21]																$ 0.95	$ 0.92	$ 0.93	$ 1	$ 0.89	$ 0.89
6.00% Series 2029 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]								$ 67,172,500				$ 67,172,500				$ 67,172,500	$ 67,172,500	$ 67,172,500	$ 67,172,500
Senior Securities Coverage per Unit	[17]								$ 3.39				$ 2.6				$ 4.49	$ 3.39	$ 2.6	$ 3.21
Preferred Stock Liquidating Preference	[18]								$ 25				$ 25				25	25	25	25
Senior Securities Average Market Value per Unit	[19]																$ 0.9	$ 0.87	$ 0.9	$ 1
7.125% Series 2029 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]								$ 63,750,000				$ 63,750,000				$ 63,750,000	$ 63,750,000	$ 63,750,000
Senior Securities Coverage per Unit	[17]								$ 3.39				$ 2.6				$ 4.49	$ 3.39	$ 2.6
Preferred Stock Liquidating Preference	[18]								$ 25				$ 25				25	25	25
Senior Securities Average Market Value per Unit	[19]																$ 0.96	$ 0.93	$ 0.93
Repurchase Agreement [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[24]																					$ 40,000,000	$ 42,493,500	$ 42,493,500
Senior Securities Coverage per Unit	[17],[24]																					$ 2.01	$ 2.73	$ 2.41
Preferred Stock Liquidating Preference	[18],[24]
Senior Securities Average Market Value per Unit	[19],[24]
6.75% Unsecured Notes due 2031 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]								$ 100,000,000				$ 100,000,000				$ 100,000,000	$ 100,000,000	$ 100,000,000	$ 100,000,000	$ 100,000,000
Senior Securities Coverage per Unit	[17]								$ 3.39				$ 2.6				$ 4.49	$ 3.39	$ 2.6	$ 3.21	$ 2.88
Preferred Stock Liquidating Preference	[18]								$ 25				$ 25				25	25	25	25	25
Senior Securities Average Market Value per Unit	[19]																$ 0.96	$ 0.93	$ 0.96	$ 1.04	$ 1
5.00% Unsecured Notes due 2027 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]								$ 100,000,000				$ 100,000,000				$ 100,000,000	$ 100,000,000	$ 100,000,000	$ 100,000,000
Senior Securities Coverage per Unit	[17]								$ 3.39				$ 2.6				$ 4.49	$ 3.39	$ 2.6	$ 3.21
Preferred Stock Liquidating Preference	[18]								$ 25				$ 25				25	25	25	25
Senior Securities Average Market Value per Unit	[19]																$ 0.94	$ 0.91	$ 0.92	$ 0.99
8.75% Unsecured Notes due 2030 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]																$ 115,000,000
Senior Securities Coverage per Unit	[17]																$ 4.49
Preferred Stock Liquidating Preference	[18]																25
Senior Securities Average Market Value per Unit	[19]																$ 1.03
Common Stock [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		estimated as a percentage of net assets attributable to common stock
General Description of Registrant [Abstract]
NAV Per Share			$ 5.3		$ 5.3
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Voting Rights [Text Block]		Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors.
Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Outstanding Security, Authorized [Shares]		900,000,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]		345,906,253
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Preferred Stock Restrictions, Other [Text Block]		Prior to issuance of shares of each class or series, the Board of Directors is required by Maryland law and by our Charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series.
Outstanding Security, Authorized [Shares]		50,000,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]		8,761,706

[1]	In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load and the “Example” will be updated accordingly.
[2]	The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
[3]	Assumes gross assets of approximately $2,429.1 million and approximately $534.0 million of leverage (which reflects $88.1 million of Series 2027 Term Preferred Shares, $67.2 million of 6.00% Series 2029 Term Preferred Shares, $63.8 million of 7.125% Series 2029 Term Preferred Shares, $100.0 million of the 2027 Notes, $100.0 million of the 2031 Notes and $115.0 million of the 2030 Notes issued and outstanding as of September 30, 2024 and assumes net assets of $1,805.6 million (which has been adjusted to reflect the issuance of an additional $200.0 million of common stock)).
[4]	The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of

Oxford Lane Capital, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets. See “Investment Advisory Agreement” for additional information. Based on our current business plan, we anticipate that substantially all of the net proceeds of this offering will be invested within three months depending on the availability of investment opportunities that are consistent with our investment objective and other market conditions. We expect that it will take approximately one to three months to invest all of the proceeds of this offering, in part because equity and junior debt investments in CLO vehicles require substantial due diligence prior to investment.

[5]	Assumes that we have an aggregate of (a) $88.1 million of preferred stock with a preferred rate of 6.25% per annum, (b) $67.2 million of preferred stock with a preferred rate of 6.00% per annum and (c) $63.8 million of preferred stock with a preferred rate of 7.125% per annum which were the amounts outstanding as of September 30, 2024. We may issue additional shares of preferred stock. In the event that we were to issue additional shares of preferred stock or debt securities, our borrowing costs, and correspondingly our total annual expenses, including, in the case of such preferred stock, the base management fee as a percentage of the Fund’s net assets attributable to common stock, would increase.
[6]	“Interest payments on borrowed funds” represents our annualized interest expense and includes interest payable on the $100 million 2031 Notes, $100 million 2027 Notes and $115.0 million 2030 Notes, each as outstanding on September 30, 2024. We may issue additional debt securities. In the event that we were to issue additional debt securities, our borrowing costs, and correspondingly our total annual expenses would increase.
[7]	The expenses of the distribution reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan.
[8]	Amount reflects the estimated annual incentive fees payable to Oxford Lane Management during the fiscal year following this offering. The estimate assumes that the incentive fee earned will be proportional to the fee earned during the fiscal year ended March 31, 2024 and adjusted to include the estimated incentive fee based on the issuance of an additional $200.0 million of common stock. The incentive fee, which is payable quarterly in arrears, equals 20.0% of the excess, if any, of our “Pre-Incentive Fee Net Investment Income” that exceeds a 1.75% quarterly (7.0% annualized) hurdle rate, which we refer to as the Hurdle, subject to a “catch-up” provision measured at the end of each calendar quarter. The incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. The operation of the incentive fee for each quarter is as follows:

•        no incentive fee is payable to Oxford Lane Management in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the Hurdle of 1.75%;

•        100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle but is less than 2.1875% in any calendar quarter (8.75% annualized) is payable to Oxford Lane Management. We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the Hurdle but is less than 2.1875%) as the “catch-up.” The “catch-up” is meant to provide Oxford Lane Management with 20.0% of our Pre-Incentive Fee Net Investment Income, as if a Hurdle did not apply when our Pre-Incentive Fee Net Investment Income exceeds 2.1875% in any calendar quarter; and

•        20.0% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.1875% in any calendar quarter (8.75% annualized) is payable to Oxford Lane Management (once the Hurdle is reached and the catch-up is achieved, 20.0% of all Pre-Incentive Fee Investment Income thereafter is allocated to Oxford Lane Management).

No incentive fee is payable to Oxford Lane Management on realized capital gains. For a more detailed discussion of the calculation of this fee, see “Investment Advisory Agreement.”

[9]	“Other expenses” ($9.6 million) are estimated for the current fiscal year.
[10]	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our preferred stock or debt securities, if any) bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses associated with the Company’s CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation then the Company’s total annual expenses would have been 28.02%.
[11]	Calculated as the respective high or low sales price divided by NAV and subtracting 1.
[12]	Not determinable at the time of filing.
[13]	Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.
[14]	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.
[15]	On July 24, 2015, the Company redeemed all issued and outstanding 8.50% Series 2017 Term Preferred Shares at the term redemption price.
[16]	Total amount of each class of senior securities outstanding at the end of the period presented.
[17]	Asset coverage per unit is the ratio of the carrying value of the Company’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred Shares, the Notes and the previously terminated Master Repurchase Agreement (“MRA”) with Nomura Securities International, Inc. (“Nomura”) in accordance with section 18(h) of the 1940 Act. With respect to the Term Preferred Shares, the asset coverage per unit is expressed in terms of a ratio per share of outstanding Term Preferred Shares (when expressing in terms of dollar amounts per share, the asset coverage ratio per unit is multiplied by the involuntary liquidation preference per unit of $25). With respect to the MRA, the asset coverage ratio per unit is expressed in terms of a ratio per unit of outstanding (when expressing in terms of dollar amounts per share, the asset coverage per unit is multiplied by $1,000 per principal amount).
[18]	The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.
[19]

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period and dividing it by $25 per share to determine a unit price per share consistent with Asset Coverage Per Unit. With respect to the MRA, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

[20]	On April 15, 2021, the Company redeemed all of the issued and outstanding 7.50% Series 2023 Term Preferred Stock at the term redemption price.
[21]	On May 21, 2020, the Company’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of the Company’s 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. For the year ended March 31, 2021, the Company repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.
[22]	On July 14, 2017, the Company redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.
[23]	On July 1, 2024, the Company redeemed all issued and outstanding 6.75% Series 2024 Term Preferred Shares issued at the term redemption price.
[24]	On May 15, 2020, the Company elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Company repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.